Fair Value Measurements and Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments

3. Fair Value Measurements and Financial Instruments

Fair value measurements

The summary below presents information about our assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2020 and December 31, 2019, and the valuation techniques we utilized to determine such fair value.

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Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Our level 1 assets consist of equity securities with readily determinable fair values and money market funds.

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Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. Our level 2 assets generally include marketable securities, warrants, derivatives, available for sale debt securities, and our interest rate swap contracts, which may be in an asset or liability position.

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Level 3: Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable. Our level 3 assets historically consisted of our investment in the Biohaven Preferred Shares. See Note 5 for a description of our investment in the Biohaven Preferred Shares.

For financial instruments which are carried at fair value, the level in the fair value hierarchy is based on the lowest level of inputs that is significant to the fair value measurement in its entirety.

Fair value hierarchy

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of June 30, 2020 and December 31, 2019:

	As of June 30, 2020
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Cash equivalents
Money market funds	$143,859	$—	$—	$143,859
Commercial paper	—	107,889	—	107,889
Certificates of deposit	—	14,010	—	14,010
Marketable securities
U.S. government securities	—	42,994	—	42,994
Corporate debt securities	—	38,698	—	38,698
Certificates of deposit	—	261,987	—	261,987
Available for sale debt securities	—	28,500	—	28,500

Total current assets	$143,859	$494,078	$—	$637,937

Equity securities	477,185	—	—	477,185
Available for sale debt securities	—	162,454	—	162,454
Warrants (1)	—	14,717	—	14,717

Total non-current assets	$477,185	$177,171	$—	$654,356

(1)	Related to Epizyme transaction as described in Note 4 and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of June 30, 2020.

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	(in thousands)
Assets:
Cash equivalents
Money market funds	$222,296	$—	$—	$222,296
Commercial paper	—	21,502	—	21,502
Certificates of deposit	—	20,011	—	20,011
Marketable securities
U.S. government securities	—	12,877	—	12,877
Certificates of deposit	—	44,095	—	44,095

Total current assets	$222,296	$98,485	$—	$320,781

Equity securities	380,756	—	—	380,756
Available for sale debt securities	—	—	131,280	131,280
Warrants (1)	—	30,815	—	30,815
Forward purchase contract (1)	—	11,500	—	11,500

Total non-current assets	$380,756	$42,315	$131,280	$554,351

Liabilities:
Interest rate swaps	—	(9,215)	—	(9,215)

Total current liabilities	$—	$(9,215)	$—	$(9,215)

Interest rate swaps	—	(18,902)	—	(18,902)

Total non-current liabilities	$—	$(18,902)	$—	$(18,902)

(1)

Related to Epizyme warrants and put option as described in Note 4 and recorded in the non-current asset portion of Derivative financial instruments in the condensed consolidated balance sheet as of December 31, 2019.

The table presented below summarizes the change in the carrying value of level 3 financial instruments, which related entirely to the investment in Biohaven Preferred Shares (discussed below) for the three and six months ended June 30, 2020 and 2019.

	For the three months ended
	June 30, 2020	June 30, 2019
	(in thousands)
Available for sale debt securities
Balance at the beginning of the period	$—	$—
Purchases	—	125,121
Change in unrealized movement	—	2,939

Balance at the end of the period	$—	$128,060

	For the six months ended
	June 30, 2020	June 30, 2019
	(in thousands)
Available for sale debt securities
Balance at the beginning of the period	$131,280	$—
Purchases	—	125,121
Change in unrealized movement	52,725	2,939
Transfer to level 2	(184,005)	—

Balance at the end of the period	$—	$128,060

Valuation inputs

Below is a discussion of the valuation inputs used for financial instruments classified as level 2 and level 3 measurements in the fair value hierarchy.

Investment in Biohaven Preferred Shares

The fair value of the Biohaven Preferred Shares at June 30, 2020 was based on the defined cash flow from the achievement of certain contractual terms, namely the February 2020 approval by the United States Food and Drug Administration (“FDA”) of Nurtec ODT (rimegepant), which resulted in a payment due to Royalty Pharma of two times (2x) the original purchase price of the Series A Preferred Shares payable in equal quarterly installments following FDA approval and starting one-year after FDA approval, through December 31, 2024. The fixed payment amount of $250.0 million results in nominal quarterly payments of $15.6 million over this period. Using Biohaven’s weighted average cost of capital of 11.1% obtained from a publicly available third party source, management arrived at a fair value of $191.0 million at June 30, 2020 for the Biohaven Preferred Shares, which are recorded as Available for sale debt securities (see Note 5) and classified as a level 2 measurement at this date for the reasons noted above.

The fair value of the Biohaven Preferred Shares at December 31, 2019 was determined based on significant inputs that were not observable in the market, referred to as level 3 inputs. The valuation was performed using a Black-Derman-Troy (“BDT”) lattice model, which takes into account the purchase terms and various probability-weighted redemption and payback scenarios that impact the return on investment. Key inputs to the BDT model included, most notably, the probability (1) of Biohaven’s pipeline product, rimegepant, being approved by the FDA by specific dates, (2) of a Change of Control event by specific dates, and (3) that Biohaven will elect to redeem the Preferred Shares for a lump sum payment as opposed to payback over time. Probabilities for the above considerations were developed by our Research team, who have significant healthcare and finance expertise to make such assessments. The most critical assumption that impacted the valuation of our Biohaven Preferred Shares at December 31, 2019 was the probability that rimegepant would be approved by the FDA. If the probability that such FDA approval occurs were reduced by 20%, the value of our Biohaven Preferred Shares would not change materially at December 31, 2019.

Assumptions used in the valuation model as of December 31, 2019 included the following significant unobservable inputs:

•	Change of Control probability on a quarterly basis (0%)

•	Likelihood of FDA approval (0%-86%)

•	Likelihood of FDA approval at the end of any given quarter by December 31, 2024 (Range: 0%-59%).

Other financial instruments

We use a third party pricing service for level 2 inputs used to value cash equivalents and short term investments, which provides documentation on an ongoing basis that includes, among other things, pricing information with respect to reference data, methodology, inputs summarized by asset class, pricing application and corroborative information. Warrants are valued using a Black-Scholes option pricing model which considers observable and unobservable inputs. Level 2 derivative instruments are typically valued using counterparty confirmations, LIBOR yield curves and credit valuation adjustments.

Financial assets not measured at fair value

Financial royalty assets are measured and carried on the condensed consolidated balance sheets at amortized cost using the effective interest method. The current portion of financial royalty assets approximates fair value. The fair value of financial royalty assets is calculated by management using the forecasted royalty payments we expect to receive based on the projected product sales for all royalty bearing products as estimated by sell-side equity research analysts. These projected future royalty payments by asset are then discounted to a present value using appropriate individual discount rates. The fair value of our financial royalty assets is classified as level 3 within the fair value hierarchy since it is determined based upon inputs that are both significant and unobservable. Estimated fair values based on level 3 inputs and related carrying values for the non-current portion of our financial royalty assets as of June 30, 2020 and December 31, 2019 are presented below.

(in thousands)	June 30, 2020		December 31, 2019
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$17,024,285	$11,169,857	$16,501,819	$10,842,052

3. Fair Value Measurements and Financial Instruments

Fair value measurements

The summary below presents information about assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2019 and 2018, and the valuation techniques we utilized to determine such fair value.

•

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities. Our level 1 assets consist of equity securities with readily determinable fair values and money market funds.

•

Level 2: Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly. Our level 2 assets generally include warrants, derivatives, and our interest rate swap contracts, which may be in an asset or liability position.

•

Level 3: Prices or valuation that requires inputs that are both significant to the fair value measurement and unobservable. Our level 3 assets consisted of our investment in Tecfidera and Biohaven Preferred Shares, which were recorded as available for sale debt securities. See Note 5 for a description of our investment in Tecfidera and Biohaven Preferred Shares.

For financial instruments which are carried at fair value, the level in the fair value hierarchy is based on the lowest level of inputs that is significant to the fair value measurements in its entirety.

Fair value hierarchy

The following is a summary of the inputs used to value our financial assets and liabilities measured at fair value as of December 31, 2019 and 2018:

(in thousands)	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$222,296	$—	$—	$222,296
Commercial paper	—	21,502	—	21,502
Certificates of deposit	—	20,011	—	20,011
Marketable securities
U.S. government securities	—	12,877	—	12,877
Certificates of deposit	—	44,095	—	44,095

Total current assets	$222,296	$98,485	$—	$320,781

Available for sale debt securities	—	—	131,280	131,280
Equity securities	380,756	—	—	380,756
Warrants (1)	—	30,815	—	30,815
Forward purchase contract (1)	—	11,500	—	11,500

Total non-current assets	$380,756	$42,315	$131,280	$554,351

Liabilities:
Interest rate swaps	—	(9,215)	—	(9,215)

Total current liabilities	$—	$(9,215)	$—	$(9,215)

Interest rate swaps	—	(18,902)	—	(18,902)

Total non-current liabilities	$—	$(18,902)	$—	$(18,902)

(1)

Related to Epizyme warrants and put option as described in Note 4 and recorded in the non-current asset portion of Derivative financial instruments in the consolidated balance sheet as of December 31, 2019.

(in thousands)	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents
Money market funds	$1,815,717	$—	$—	$1,815,717
Interest rate swaps	—	19,196	—	19,196

Total current assets	$1,815,717	$19,196	$—	$1,834,913

Interest rate swaps	—	19,111	—	19,111
Equity securities	146,008	—	—	146,008

Total non-current assets	$146,008	$19,111	$—	$165,119

The table presented below summarizes the change in the carrying value of level 3 financial instruments for the years ended December 31, 2019 and December 31, 2018.

(in thousands)	For the years ended December 31,
	2019	2018
Balance at beginning of the year	$—	$583,021
Purchases	125,121	—
Change in unrealized movement	6,159	(402,502)
Realized gains	—	419,481
Proceeds earned	—	(600,000)

Balance at end of the year	$131,280	$—

There were no transfers between levels during the years ended December 31, 2019 and December 31, 2018.

Valuation inputs

Below is a discussion of the valuation inputs used for financial instruments classified as level 2 and level 3 measurements in the fair value hierarchy.

Investment in Biohaven

The fair value of the Biohaven Preferred Shares of $131.3 million at December 31, 2019 was determined based on significant inputs that are not observable in the market, referred to as Level 3 inputs. The valuation was performed using a Black-Derman-Troy (“BDT”) lattice model, which takes into account the purchase terms and various probability-weighted redemption and payback scenarios that impact the return on investment. Key inputs to the BDT model include, most notably, the probability (1) that Biohaven’s pipeline product, Nurtec ODT (rimegepant), will be approved by the FDA by specific dates, (2) of a Change of Control event by specific dates, and (3) that Biohaven will elect to redeem the Preferred Shares for a lump sum payment as opposed to payback over time. Probabilities for the above considerations were developed by the Company’s Research team, who have significant healthcare and finance expertise to make such assessments. The most critical assumption that impacts the valuation of the Biohaven Preferred Shares is the probability that Nurtec ODT (rimegepant) will be approved by the FDA. If the probability that such FDA approval occurs is reduced by 20%, the value of the Biohaven Preferred Shares would not change materially. See Note 5 for a description of our investment in Biohaven.

Assumptions used in the valuation model as of December 31, 2019 include the following significant unobservable inputs:

•	Change of Control probability on a quarterly basis (0%)

•	Likelihood of FDA approval (0%-86%)

•	Likelihood of FDA approval at the end of any given quarter by December 31, 2024 (Range: 0%-59%).

Investment in Tecfidera

Our investment in Tecfidera was valued using the discounted cash flow method, with a discount rate of 8% used for valuation at Decemebr 31, 2018. The unobservable inputs used to assess the fair value of Tecfidera primarily included the discount rate and cash flow projections derived from sell-side equity research analysts’ forecasts. See Note 5 for a description of our investment in Tecfidera.

Other financial instruments

We use a third party pricing service for level 2 inputs used to value cash equivalents and short term investments, which provides documentation on an ongoing basis that includes, among other things, pricing information with respect to reference data, methodology, inputs summarized by asset class, pricing application and corroborative information. Level 2 derivative instruments are valued using counterparty confirmations, LIBOR yield curves and credit valuation adjustments. Warrants are valued using a Black-Scholes option pricing model which considers observable and unobservable inputs.

Financial assets not measured at fair value

Royalty assets classified as financial assets are measured and carried on the consolidated balance sheets at amortized cost using the effective interest method (see Note 2). The current portion of royalty assets classified as financial assets approximates its fair value. Estimated fair values based on Level 3 inputs and related carrying values for the non-current portion of our royalty assets classified as financial assets as of December 31, 2019 and 2018 are presented below.

(in thousands)	December 31, 2019		December 31, 2018
	Fair value	Carrying value, net	Fair value	Carrying value, net
Financial royalty assets, net	$16,501,819	$10,842,052	$12,021,288	$8,377,231